Income Taxes - Additional information (Details) - USD ($)		12 Months Ended
	Jul. 04, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Taxes
Uncertain tax positions		$ 0
Forge Nano, Inc.
Income Taxes
Increase in valuation allowance		8,640,000
Increase in deferred tax asset		8,640,000
Uncertain tax positions		$ 0
Income tax rate, percent	21.00%	22.00%	21.00%
Forge Nano, Inc. | US
Income Taxes
Operating loss carryforward		$ 104,170,000
Operating loss carryforward subject to expiration		3,941,000
Operating loss carryforward not subject to expiration		$ 100,229,000